SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Customer $ / shares shares	Dec. 31, 2021 USD ($) Customer $ / shares shares	Dec. 31, 2020 USD ($) Customer shares
Short term restricted cash	$ 15,867	$ 14,699	$ 9,472
Long term restricted cash	4,590	0	0
Allowance for doubtful debts	1,208	991
Goodwill impairment	0	139	0
Advertising costs	$ 3,472	$ 2,150	$ 735
Deemed dividends | shares		10,102
Potentially dilutive securities | shares	2,760,855	2,978,843	3,000,000
FDIC Insured amount	$ 250	$ 250
Cash, cash equivalents, restricted cash and bank deposits	15,867	14,699
Bank deposits	24,568	0	$ 0
Deferred revenues	3,570	2,239
Other liabilities	336	1,030
Revenue recognized	2,217	2,049	1,879
Amortization expense of capitalized internal-use software costs	$ 742	$ 374	$ 147
Conversion price | $ / shares	$ 0.4	$ 0.4
Israeli employees [Member]
Total severance liabilities	$ 1,550	$ 1,631
Deposits to cover severance liabilities	$ 1,048	$ 1,346
Sales Revenue, Goods, Net [Member]
Number of customers | Customer	2	3	2
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	52.00%	64.00%	70.00%
Sales Revenue, Goods, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	34.00%	39.00%	48.00%
Sales Revenue, Goods, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	18.00%	14.00%	22.00%
Sales Revenue, Goods, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage		11.00%
Accounts Receivable [Member]
Number of customers | Customer	2	3	2
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	31.00%	39.00%	47.00%
Europe Japan And Israel [Member]
Total cash balance not insured	$ 85,349	$ 85,930
United States [Member]
Cash, cash equivalents, restricted cash and bank deposits	10,613	17,522
Total cash balance not insured	$ 10,613	17,063
Minimum [Member]
Ownership percentage	20.00%
Maximum [Member]
Ownership percentage	50.00%
Letter of Credit [Member]
Short term restricted cash	$ 279	3,350
Long term restricted cash	4,590
Cash Restricted For Payments To Local Tax Authorities [Member]
Short term restricted cash	14,459	10,599
Derivative instruments [Member]
Short term restricted cash	$ 1,129	$ 750